Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	118 Months Ended		120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026		Jul. 31, 2026
C000225233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century Balanced Fund (Institutional Class/GCBUX)
Average Annual Return, Percent		11.39%	4.71%			8.18%
C000020964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century Balanced Fund (Individual Investor Class/GCBLX)
Average Annual Return, Percent		11.08%	4.41%			8.00%
C000020965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century Equity Fund (Individual Investor Class/GCEQX)
Average Annual Return, Percent		17.27%	10.63%			14.17%
C000202490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century Equity Fund (Institutional Class/GCEUX)
Average Annual Return, Percent		17.62%	10.96%			14.45%
C000173337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century MSCI International Index Fund (Individual Investor Class/GCINX)
Average Annual Return, Percent		15.12%	4.15%	7.02%	[1]
C000173338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century MSCI International Index Fund (Institutional Class/GCIFX)
Average Annual Return, Percent		15.47%	4.48%	7.33%	[2]
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent	[3],[4]	13.02%	8.02%			9.70%
Custom Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Index
Average Annual Return, Percent	[5],[6],[7],[8]	13.19%	8.20%			9.96%
Lipper Balanced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced
Average Annual Return, Percent	[9],[10]	12.84%	6.04%			8.19%
S And P Composite 1500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500
Average Annual Return, Percent	[11],[12],[13],[14]	19.97%	12.49%			14.72%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		19.56%	12.86%			15.08%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent	[15]	25.00%	9.62%	9.56%	[1]

[1]	Inception Date September 30, 2016
[2]	Inception Date September 30, 2016
[3]
The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.

[4]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.
[5]	The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index.
[6]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[7]	The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index.
[8]	The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
[9]	The Lipper Balanced Index is an equally weighted index of the 30 largest U.S. Balanced Funds.
[10]	The Lipper Balanced Index is an equally weighted index of the 30 largest U.S. Balanced Funds.
[11]	The Regulatory Index is provided as a broad measure of market performance.
[12]	The S&P 1500 Index is an unmanaged index of 1500 stocks.
[13]	The Regulatory Index is provided as a broad measure of market performance.
[14]	The S&P 1500 Index is an unmanaged index of 1500 stocks.
[15]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States